Investments - (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Investments
Amortized Cost	$ 174,205
Gross Unrealized Gain	21
Gross Unrealized Loss	(79)
Estimated Fair Value	174,147
U.S. treasury securities
Investments
Amortized Cost	19,982
Gross Unrealized Gain	1
Estimated Fair Value	19,983
Agency bonds
Investments
Amortized Cost	47,178
Gross Unrealized Loss	(17)
Estimated Fair Value	47,161
Corporate bonds
Investments
Amortized Cost	107,045
Gross Unrealized Gain	20
Gross Unrealized Loss	(62)
Estimated Fair Value	$ 107,003